Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Investment Securities [Line Items]
Gross realized gains on sales of Available-for-sale debt securities	¥ 57,226	¥ 49,923	¥ 124,557
Gross realized losses on sales of available-for-sale debt securities	366,176	200,679	274,042
Investment securities gains (losses)—net	(666,069)	832,533	(1,382,458)
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Investment securities credit loss	0
Investment securities impairment loss	0
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Investment securities credit loss	0
Investment securities impairment loss	0
Foreign government and official institution bonds
Investment Securities [Line Items]
Investment securities credit loss	0
Investment securities impairment loss	0
Residential mortgage-backed securities
Investment Securities [Line Items]
Investment securities credit loss	0
Investment securities impairment loss	0
Asset-backed securities
Investment Securities [Line Items]
Investment securities credit loss	0
Investment securities impairment loss	0
Other debt securities
Investment Securities [Line Items]
Investment securities gains (losses)—net	¥ 0	¥ 12,988	¥ 0